INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2018
Income Taxes Tables Abstract
Provision for income taxes

	June 30, 2018	June 30, 2017	June 30, 2016
Loss from Canadian operations	$(4,860,659)	$(88,405)	$(73,712)
Combined Canadian statutory income tax rates	26.50%	26.50%	26.50%
Income tax recovery at statutory income tax rates	$(1,288,075)	$(23,427)	$(19,534)
Increase (decrease) in taxes resulting from:
Stock-based compensation expense	913,565	-	-
Other	4,790	-	-
Unrecognized benefit of non-capital losses	369,720	23,427	19,534
Provision for income taxes	$-	$-	$-

June 30, 2018
$
Loss from US operations	(5,274)
Combined federal and state level taxes	26.214%
Expected income tax recovery	(1,383)
Temporary difference, Equipment	(36,285)
Unrecognized benefit of non-capital losses	37,668
Provision for income taxes (recovery)	-

Deferred income taxes
	June 30, 2018	June 30, 2017
Amounts related to tax loss carry forwards	$4,868,000	$3,474,000

June 30, 2018
Amounts related to temporary difference, equipment	$144,000

Non-capital loss
2027	536,000
2028	868,000
2029	911,000
2030	260,000
2031	251,000
2032	153,000
2033	25,000
2034	131,000
2035	177,000
2036	74,000
2037	88,000
2038	1,394,000
$4,868,000